FEDERATED INCOME TRUST

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              MARCH 31, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME TRUST (the "Trust")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 2-75366
           1940 Act File No. 811-3352

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed Rule 485(b) as Post-Effective amendment No. 36 on March 26, 2004.

      If you have any questions regarding this certification, please contact me at (412) 288-3014.

                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary